Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended
	Dec. 27, 2018	Dec. 29, 2015	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000148875
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund	Swan Defined Risk Emerging Markets Fund
Account Value			$ 9,451	$ 9,908	$ 9,451	$ 9,759	$ 9,231	$ 10,201	$ 10,404	$ 9,932	$ 9,559	$ 10,737	$ 8,826	$ 8,365
C000148876
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Account Value			$ 10,000	9,737	10,000	9,657	9,201	10,241	10,529	10,124	9,820	11,111	9,200	8,794
C000148877
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Account Value			$ 100,000	$ 107,539	$ 100,000	105,481	99,576	109,766	111,612	106,332	102,072	114,420	93,755	88,665
C000161877
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund		Swan Defined Risk Foreign Fund
Account Value		$ 9,452		$ 11,753		11,816	10,927	11,747	11,267	10,521	9,596	10,820	9,442	9,442
C000161878
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Account Value		$ 10,000		11,623		11,774	10,967	11,873	11,491	10,805	9,939	11,282	9,923	9,990
C000161879
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Account Value		$ 100,000		$ 127,205		127,545	117,693	126,109	120,618	112,386	102,298	114,996	100,158	99,900
C000115777
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund	Swan Defined Risk Fund
Account Value			9,450	$ 14,445	$ 9,450	12,996	11,597	13,315	11,373	10,833	9,635	10,595	9,637	9,015
C000115778
Account Value [Line Items]
Line Graph and Table Measure Name					Swan Defined Risk Fund
Account Value			10,000	14,185	$ 10,000	12,854	11,553	13,372	11,502	11,047	9,893	10,964	10,047	9,472
C000115779
Account Value [Line Items]
Line Graph and Table Measure Name					Swan Defined Risk Fund
Account Value			$ 100,000	$ 156,622	$ 100,000	140,509	125,059	143,484	122,210	116,118	102,988	112,979	102,476	95,696
C000205842
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund			Swan Defined Risk Growth Fund
Account Value	$ 9,452			$ 17,451		15,069	12,991	15,868	12,933	11,587	9,423
C000205843
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 10,000			17,828		15,511	13,476	16,582	13,619	12,276	9,970
C000205844
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 100,000			$ 187,146		161,182	138,663	168,830	137,334	122,757	99,700
C000161880
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 9,452		$ 14,156		13,534	12,505	14,714	13,339	11,775	10,324	11,500	10,656	9,423
C000161881
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 10,000		14,008		13,488	12,557	14,895	13,611	12,106	10,692	11,996	11,204	9,970
C000161882
Account Value [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Account Value		$ 100,000		152,948		145,942	134,517	157,906	142,849	125,783	110,023	122,169	112,934	99,700
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 10,000	14,856	10,000	13,749	12,469	15,535	15,888	13,387	11,260	13,129	9,531	8,540
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 10,000	14,856	10,000	13,749	12,469	15,535	15,888	13,387	11,260	13,129	9,531	8,540
MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Account Value			$ 100,000	148,558	$ 100,000	137,489	124,690	155,349	158,881	133,865	112,603	131,293	95,312	85,402
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,396		11,255	10,666	12,261	12,453	11,583	10,655	10,653	10,289	10,024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,396		11,255	10,666	12,261	12,453	11,583	10,655	10,653	10,289	10,024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000		113,960		112,553	106,656	122,608	124,528	115,833	106,545	106,533	102,889	100,236
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			10,000	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			10,000	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000	114,317	$ 100,000	112,906	106,991	122,992	124,918	116,196	106,879	106,867	103,212	100,550
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,727		10,594	10,039	11,541	11,722	10,903	10,029
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,727		10,594	10,039	11,541	11,722	10,903	10,029
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 100,000			107,268		105,944	100,393	115,408	117,215	109,031	100,289
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,396		11,255	10,666	12,261	12,453	11,583	10,655	10,653	10,289	10,024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,396		11,255	10,666	12,261	12,453	11,583	10,655	10,653	10,289	10,024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000		113,960		112,553	106,656	122,608	124,528	115,833	106,545	106,533	102,889	100,236
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	13,786	10,000	13,073	12,045	14,493	14,757	12,838	11,152	12,190	9,908	9,152
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	13,786	10,000	13,073	12,045	14,493	14,757	12,838	11,152	12,190	9,908	9,152
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000	137,859	100,000	130,733	120,453	144,926	147,572	128,383	111,518	121,900	99,080	91,522
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000	114,317	$ 100,000	112,906	106,991	122,992	124,918	116,196	106,879	106,867	103,212	100,550
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 10,000		14,667		14,124	12,653	14,821	14,238	12,922	11,092	12,130	10,348	9,954
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 10,000		16,789		15,908	13,760	16,381	15,193	13,730	11,299	13,168	10,353	9,908
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 10,000		14,667		14,124	12,653	14,821	14,238	12,922	11,092	12,130	10,348	9,954
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 10,000		16,789		15,908	13,760	16,381	15,193	13,730	11,299	13,168	10,353	9,908
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value		$ 100,000		146,671		141,237	126,534	148,212	142,378	129,220	110,919	121,296	103,485	99,542
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Account Value		$ 100,000		167,889		159,083	137,597	163,812	151,926	137,301	112,992	131,684	103,534	99,079
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value			10,000	22,651	$ 10,000	19,689	16,732	19,869	17,150	14,948	12,234	12,529	10,970	10,128
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value			10,000	34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value			10,000	34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value			10,000	22,651	$ 10,000	19,689	16,732	19,869	17,150	14,948	12,234	12,529	10,970	10,128
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value			100,000	226,508	$ 100,000	196,889	167,325	198,691	171,497	149,480	122,345	125,285	109,697	101,285
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value			$ 100,000	342,540	$ 100,000	273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 10,000			18,619		16,184	13,754	16,332	14,097	12,287	10,057
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000			26,101		20,877	16,531	20,188	15,685	13,248	10,075
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 10,000			18,619		16,184	13,754	16,332	14,097	12,287	10,057
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000			26,101		20,877	16,531	20,188	15,685	13,248	10,075
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Account Value	$ 100,000			186,190		161,843	137,541	163,324	140,970	122,872	100,568
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 100,000			261,006		208,772	165,315	201,876	156,851	132,477	100,754
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		17,570		16,315	14,477	17,465	16,142	13,848	11,633	12,412	11,266	9,883
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 10,000		21,734		19,486	16,664	20,945	18,242	15,206	12,114	13,614	11,874	9,789
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		17,570		16,315	14,477	17,465	16,142	13,848	11,633	12,412	11,266	9,883
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 10,000		21,734		19,486	16,664	20,945	18,242	15,206	12,114	13,614	11,874	9,789
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000		175,704		163,149	144,774	174,646	161,416	138,480	116,334	124,123	112,661	98,826
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Account Value		$ 100,000		$ 217,338		$ 194,856	$ 166,645	$ 209,449	$ 182,416	$ 152,063	$ 121,142	$ 136,136	$ 118,743	$ 97,886